Major restructuring costs	12 Months Ended
Dec. 31, 2025
Restructuring provision [abstract]
Major restructuring costs

10. Major restructuring costs
Within the pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or
R&D sites, are likely to take several years to complete.
Major restructuring costs are those related to specific Board-approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.
In 2022, the Board approved a Major restructuring programme for the integration of significant acquisitions designed to integrate and achieve synergies. Costs of significant acquisitions relate to integration costs of Affinivax Inc. acquired in Q3 2022, BELLUS
Health Inc. acquired in Q2 2023, Aiolos Bio Inc. acquired in Q1 2024, IDRx, Inc acquired in Q1 2025 and BP Asset IX, Inc.
acquired to access efimosfermin in Q3 2025.
The total restructuring costs of £109 million in 2025 (2024: £353 million; 2023: £382 million) were incurred in the following areas:
–Restructuring costs for separation of GSK into two companies aiming to provide a robust and sustainable state for the pharmaceutical organisation which is now largely complete
–The integration of acquisitions
–Continued transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions
The analysis of the costs charged to operating profit under these programmes was as follows:

	2025 £m	2024 £m	2023 £m
Increase in provision for Major restructuring programmes (see Note 31)	67	195	172
Amount of provision reversed unused (see Note 31)	(51)	(51)	(55)
Impairment (reversals)/losses recognised	4	(12)	33
Other non-cash charges	18	58	86
Other cash costs	71	163	146
	109	353	382
Provision reversals of £51 million mainly relate to the Separation restructuring programme. Asset impairment of £4 million and other non-cash charges of £18 million principally comprised fixed asset write-downs of manufacturing and accelerated depreciation where asset lives have been shortened in the supply chain manufacturing network as a result of the Major restructuring programmes. All other charges have been or will be settled in cash and include site closure costs, consultancy and project management costs.
The analysis of Major restructuring charges by programme was as follows:

	2025
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	48	14	62
Significant acquisitions	26	–	26
Legacy programmes	13	8	21
	87	22	109

	2024
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	200	36	236
Significant acquisitions	59	1	60
Legacy programmes	48	9	57
	307	46	353
The analysis of Major restructuring charges by income statement line was as follows:

	2025 £m	2024 £m	2023 £m
Cost of sales	48	163	164
Selling, general and administration	44	160	216
Research and development	17	9	2
Other operating expense	–	21	–
	109	353	382